Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment	$ 32,111	$ 28,262
Accumulated depreciation	(16,587)	(14,446)
Net property, plant and equipment	15,524	13,816
Land [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment	22	22
Buildings and Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment	2,750	2,655
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment	4,702	2,567
Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment	15,612	14,516
Furniture and Fixtures [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment	$ 9,025	$ 8,502